HELD-TO-MATURITY SECURITIES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Held-to-maturity Securities [Line Items]
Interest income	$ 2,295	$ 782	$ 856
Held-to-maturity Security
Schedule of Held-to-maturity Securities [Line Items]
Interest income	$ 261	$ 269	$ 193
Minimum
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, debt maturities, date	Apr. 09, 2012
Maximum
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, debt maturities, date	Aug. 27, 2012